Fees and Expenses - Efficient Enhanced Multi-Asset Fund	Sep. 29, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses [Table]
	Class I	Class A
Management Fee	1.75%	1.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses[1]
Administrative Services Fees[2]	0.00%	0.00%
Other Operating Expenses	1.25%	1.25%
Acquired Fund Fees and Expenses[3]	0.05%	0.05%
Total Annual Fund Operating Expenses	3.05%	3.30%
Fee Waiver and/or Expense Reimbursement[4]	(1.05)%	(1.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%	2.25%

1 –	The expenses of the Fund’s wholly-owned subsidiary will be consolidated with those of the Fund and are not presented as a separate expense.

2 –	The Board of Trustees of Unified Series Trust (the “Trust”), with respect to the Fund, has adopted an “Administrative Services Plan” that will allow the Fund to retain various financial institutions to perform certain account administrative services with respect to beneficial owners of the Fund’s shares. The payments shall be made as of the last business day of each month, and shall be calculated at an annual rate of up to 0.15% of the average value of the daily net assets of Class I of the Fund and up to 0.25% of the average value of the daily net assets of Class A of the Fund; provided, however, that such fees shall be waived and 0.00% charged by the Fund through September 30, 2026.

3 –	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

4 –	Efficient Capital Management®, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.95% of the Fund’s average daily net assets through at least September 30, 2026. This contractual agreement may not be terminated prior to this date except by the Board of Trustees upon sixty days’ written notice to the Adviser. Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular fee waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the fee waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Expense Example [Heading]	Expense Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example reflects the net operating expenses with the expense limitation agreement through the current term of such agreement, which is September 30, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example reflects the net operating expenses with the expense limitation agreement through the current term of such agreement, which is September 30, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$203	$844	$1,509	$3,291
Class A	$228	$918	$1,631	$3,524

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells futures, securities and other investment instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover, Rate	104.00%